CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (158,932)	$ (22,725)	¥ (92,053)	¥ (229,838)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and software	6,392	914	7,638	9,368
Amortization of intangible assets	4,341	621	5,673	21,985
Impairment of intangible assets	0		0	21,660
Gain on deconsolidation of CEIBS Publishing Group			(78,760)
Loss/(gain) from disposal of property, equipment and software	5	1	(22)	132
Fair value change of derivatives liabilities			(34,378)	(102,419)
(Reverse)/Provision for expected credit losses	74	11	(252)	(654)
Interest and investment income accrued	(873)	(125)
Impairment of availableforsale debt securities	14,779	2,113	14,464	13,144
Unrealized foreign exchange loss/(gain)	(80)	(11)	(79)	335
Deferred income tax, net				(9,871)
Share-based compensations	12,306	1,760	5,879	26,123
Share of results of an equity method investee	548	78
Changes in operating assets and liabilities:
Accounts receivable	324	46	2,728	3,224
Prepaid expenses and other assets	10,727	1,534	(40,288)	15,330
Accounts payable	2,587	370	(2,710)	1,100
Amounts due to a related party	(477)	(68)	2,452
Amounts due from related parties	(3,510)	(502)
Deferred revenue	(36,848)	(5,269)	1,629	19,081
Other payable and accrued liabilities	2,771	396	(3,655)	(45,729)
Net cash used in operating activities	(145,866)	(20,856)	(211,734)	(257,029)
Cash flows from investing activities:
Purchase of property, equipment and software	(1,590)	(227)	(1,697)	(4,640)
Purchase of intangible assets	(655)	(94)		(991)
Cash paid for short-term investments	(111,406)	(15,931)	(56,261)	(96,468)
Cash received from maturity of short-term investments	93,747	13,406	115,117	141,728
Cash paid for long-term bank deposit				(117,573)
Cash received from maturity of long-term bank deposit			117,728
Purchase of equity securities	(3,000)	(429)		(10,000)
Partial cash payment for acquisition of CEIBS Publishing Group				(9,600)
(Advance)/Collection of loans to related parties	2,000	286	(2,000)
Cash change due to deconsolidation of CEIBS Publishing Group			(30,767)
Proceeds from disposal of property and equipment	16	2	46	11
Net cash (used in)/ generated from investing activities	(20,888)	(2,987)	142,166	(97,533)
Cash flows from financing activities:
Proceeds from short-term borrowings	157,500	22,522	110,000	39,800
Repayment of short-term borrowings	(170,000)	(24,310)	(39,800)	(20,000)
Proceeds from long-term borrowings	10,000	1,430	138,000	230,000
Repayment of long-term borrowings	(138,500)	(19,805)	(185,500)	(4,000)
Proceeds from discounted bank acceptance notes	94,053	13,449
Repayment of discounted bank acceptance notes	(78,586)	(11,238)
Payments for repurchase of ordinary shares	(3,494)	(500)
Proceeds from issuance of ordinary shares upon the completion of IPO			178,063
Payments of offering costs	(1,656)	(237)	(27,034)	(3,896)
Net cash generated from/(used in) financing activities	(130,683)	(18,689)	173,729	241,904
Effect of exchange rate changes	(5,807)	(832)	(6,408)	1,140
Net (decrease)/increase in cash, cash equivalents and restricted cash	(303,244)	(43,364)	97,753	(111,518)
Cash, cash equivalents and restricted cash at beginning of the year	418,242	59,808	320,489	432,007
Cash, cash equivalents and restricted cash at the end of the year	114,998	16,444	418,242	320,489
Less: restricted cash			322
Cash and cash equivalents at the end of the year	114,998		417,920	320,489
Supplemental disclosure of cash flow information
Cash paid for interest	¥ (6,571)	$ (940)	(10,563)	(4,390)
Supplemental schedule of non-cash investing and financing activities
Net accretion of convertible redeemable preferred shares			290,543	¥ 9,452
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares			(672,170)
Deemed dividend to preferred shareholders due to modifications			¥ 5,940